Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
N/A
Aurora Loan Services Inc
October 25, 2006
September 29, 2006
September 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Robert Wong
617-603-6721
robert.wong@usbank.com
Distribution Date
26-Dec-06
Determination Date 20-Dec-06 Accrual Periods: Begin End
Record Date - X, P, R 30-Nov-06 Libor Certificates 11/27/2006 12/25/2006
Record Date - others 22-Dec-06 Others 11/1/2006 11/30/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Amounts
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Recovered
Amount
Balance
A1 5.50000% $377,245,000.00 $369,297,253.81 $9,089,066.50 $1,636,192.00 $10,725,258.50 N/A N/A $360,208,187.31
A2 5.38000% $216,842,000.00 $203,734,090.39 $3,015,229.03 $882,960.91 $3,898,189.94 N/A N/A $200,718,861.36
A3 5.48000% $69,102,000.00 $69,102,000.00 $0.00 $305,046.94 $305,046.94 N/A N/A $69,102,000.00
A4 5.63000% $29,013,000.00 $29,013,000.00 $0.00 $131,582.01 $131,582.01 N/A N/A $29,013,000.00
M1 5.58000% $37,475,000.00 $37,475,000.00 $0.00 $168,450.13 $168,450.13 0.00 $0.00 $37,475,000.00
M2 5.65000% $27,998,000.00 $27,998,000.00 $0.00 $127,429.79 $127,429.79 0.00 $0.00 $27,998,000.00
M3 5.67000% $16,368,000.00 $16,368,000.00 $0.00 $74,760.84 $74,760.84 0.00 $0.00 $16,368,000.00
M4 5.73000% $14,214,000.00 $14,214,000.00 $0.00 $65,609.46 $65,609.46 0.00 $0.00 $14,214,000.00
M5 5.75000% $12,922,000.00 $12,922,000.00 $0.00 $59,853.99 $59,853.99 0.00 $0.00 $12,922,000.00
M6 5.79000% $10,769,000.00 $10,769,000.00 $0.00 $50,228.41 $50,228.41 0.00 $0.00 $10,769,000.00
M7 6.12000% $9,046,000.00 $9,046,000.00 $0.00 $44,596.78 $44,596.78 0.00 $0.00 $9,046,000.00
M8 6.62000% $6,030,000.00 $6,030,000.00 $0.00 $32,156.65 $32,156.65 0.00 $0.00 $6,030,000.00
M9 7.60324% $8,615,000.00 $8,615,000.00 $0.00 $53,228.73 $53,228.73 0.00 $0.00 $8,615,000.00
B 7.60324% $10,337,000.00 $10,337,000.00 $0.00 $65,117.36 $65,117.36 0.00 $0.00 $10,337,000.00
X N/A $15,507,143.84 $15,507,143.84 $0.00 $1,442,713.65 $1,442,713.65 N/A $0.00 $15,507,143.84
P N/A $100.00 $100.00 $0.00 $106,007.17 $106,007.17 N/A N/A $100.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
LT-R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $861,483,243.84 $840,427,588.04 $12,104,295.53 $5,245,934.82 $17,350,230.35 $0.00 $0.00 $828,323,292.51
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1 055682AA6 $978.93213644 $24.09327228 $4.33721322 $0.00000000 $954.83886416 LIBOR 5.32000%
A2 055682AB4 $939.55087294 $13.90518917 $4.07190909 $0.00000000 $925.64568377 Swap Libor 5.32000%
A3 055682AC2 $1,000.00000000 $0.00000000 $4.41444444 $0.00000000 $1,000.00000000
A4 055682AD0 $1,000.00000000 $0.00000000 $4.53527763 $0.00000000 $1,000.00000000
M1 055682AE8 $1,000.00000000 $0.00000000 $4.49500013 $0.00000000 $1,000.00000000
M2 055682AF5 $1,000.00000000 $0.00000000 $4.55138903 $0.00000000 $1,000.00000000
M3 055682AG3 $1,000.00000000 $0.00000000 $4.56750000 $0.00000000 $1,000.00000000
M4 055682AH1 $1,000.00000000 $0.00000000 $4.61583369 $0.00000000 $1,000.00000000
M5 055682AJ7 $1,000.00000000 $0.00000000 $4.63194475 $0.00000000 $1,000.00000000
M6 055682AK4 $1,000.00000000 $0.00000000 $4.66416659 $0.00000000 $1,000.00000000
M7 055682AL2 $1,000.00000000 $0.00000000 $4.93000000 $0.00000000 $1,000.00000000
M8 055682AM0 $1,000.00000000 $0.00000000 $5.33277778 $0.00000000 $1,000.00000000
M9 055682AN8 $1,000.00000000 $0.00000000 $6.17861056 $0.00000000 $1,000.00000000
B 055682AP3 $1,000.00000000 $0.00000000 $6.29944471 $0.00000000 $1,000.00000000
BNC Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-1

Contact:
Robert Wong
617-603-6721
robert.wong@usbank.com
Distribution Date
26-Dec-06
BNC Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-1
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Interest
A1 5.50000% $1,636,192.00 $0.00 $0.00 $0.00 $0.00 N/A $1,636,192.00 $0.00
A2 5.38000% $882,960.91 $0.00 $0.00 $0.00 $0.00 N/A $882,960.91 $0.00
A3 5.48000% $305,046.94 $0.00 $0.00 $0.00 $0.00 N/A $305,046.94 $0.00
A4 5.63000% $131,582.01 $0.00 $0.00 $0.00 $0.00 N/A $131,582.01 $0.00
M1 5.58000% $168,450.13 $0.00 $0.00 $0.00 $0.00 $0.00 $168,450.13 $0.00
M2 5.65000% $127,429.79 $0.00 $0.00 $0.00 $0.00 $0.00 $127,429.79 $0.00
M3 5.67000% $74,760.84 $0.00 $0.00 $0.00 $0.00 $0.00 $74,760.84 $0.00
M4 5.73000% $65,609.46 $0.00 $0.00 $0.00 $0.00 $0.00 $65,609.46 $0.00
M5 5.75000% $59,853.99 $0.00 $0.00 $0.00 $0.00 $0.00 $59,853.99 $0.00
M6 5.79000% $50,228.41 $0.00 $0.00 $0.00 $0.00 $0.00 $50,228.41 $0.00
M7 6.12000% $44,596.78 $0.00 $0.00 $0.00 $0.00 $0.00 $44,596.78 $0.00
M8 6.62000% $32,156.65 $0.00 $0.00 $0.00 $0.00 $0.00 $32,156.65 $0.00
M9 7.67000% $52,765.40 $0.00 $463.33 $463.33 $0.00 $0.00 $53,228.73 $0.00
B 7.82000% $63,312.35 $0.00 $1,805.01 $1,805.01 $0.00 $0.00 $65,117.36 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (subject to Net Funds Cap)
(2) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
B $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Robert Wong
617-603-6721
robert.wong@usbank.com
Distribution Date
26-Dec-06
BNC Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-1
Supplemental Interest Trust (Swap Account):
Basis Risk Account:
Begininning Balance 1,000.00 Beginning Balance 1,000.00
Deposit: Investment Income 0.00 Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 0.00 Deposit : required deposit from waterfall 2,268.34
Deposit: Counterparty Termination Payment 0.00 Withdrawal: for Basis Risk shortfalls 2,268.34
Deposits: remaining amounts from Waterfall 1,442,713.65 Withdrawal: to the Swap Account 0.00
Deposits: excess funds from Basis Risk Reserve Fund 0.00 Ending Balance 1,000.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 121,784.16
Deposit / Withdrawal : Trust Termination Payment to Counterparty (0.00)
Miscellaneous:
Withdrawal : to pay interest on certificates 0.00 Cumulative Recoveries 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Funds Shortfall 0.00
Withdrawal : to pay Deferred Amounts 0.00 FPD Premiums 0.00
Withdrawal : to pay Basis Risk Shortfalls 0.00 A) Advances required to be made by Servicer 23.96
Withdrawal : to X, remaining amounts 1,442,713.65 B) Advances actually made by Servicer 23.96
Ending Balance 1,000.00 C) Excess of A over B 0.00
Swap Notional Balance 795,686,000.00
Reconciliation:
Swap Payment made by the swap provider to the trust 3,409,956.56 Available funds (A):
Swap Payment made by the trust to the swap provider 3,531,740.72 Servicer remittance 17,479,018.08
Net Funds from Basis Risk account 0.00
Supplemental Interest Trust (Interest Rate Cap Account):
Swap Payments to Trust from Swap Counterparty 0.00
Begininning Balance 1,000.00 17,479,018.08
Deposit into Cap Account: 0.00
Withdrawal : to pay interest on certificates 0.00 Distributions (B):
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Credit Risk Manager's Fee 7,003.57
Withdrawal : to pay Deferred Amounts 0.00 Payments to Counterparty from Swap Trust 121,784.16
Withdrawal : to pay Basis Risk Shortfalls 0.00 Total interest distributed 5,245,934.82
Withdrawal : to X, remaining amounts 0.00 Total principal distributed 12,104,295.53
Ending Balance 1,000.00 17,479,018.08
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Robert Wong
617-603-6721
robert.wong@usbank.com
Distribution Date
26-Dec-06
BNC Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-1
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 15,507,243.84
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 13,958,696.09 Target Overcollateralization Amount 15,507,243.84
B) Ending Collateral Balance 828,323,292.51 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 1.685% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency % 0.585%
E) Applicable Delinq Limit % (40.65% of Snr Enh %) 8.307%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 861,483,243.84 Excess available interest (includes OC release) (A): 1,444,981.99
H) Cumulative Loss % ( G / H) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until 10/2008) N/A 1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 2,268.34
1) Rolling Three Month Delinq % >= Limit ( D > = E ) NO 4) To Class P 0.00
2) Cumultive Loss % exceeds applicable limit % ( H > I ) NO 5) to Swap Account 1,442,713.65
NO
6) Remaining Amounts to LT-R 0.00
(B): 1,444,981.99
Stepdown Date:
Relevant information:
(A)-(B): 0.00
Senior Enhancement Percentage 20.437%
Senior Enhancement Percentage for purposes of Stepdown 20.437%
The later to occur of:
1) First payment date when Seniors are reduced to zero.
NO
2) later of (x) October 2009 NO
(y) Date when Senior Enhancement % >= 39.30%.
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
840,427,588.04
12,104,295.53
0.00
828,323,292.51
294,630.71
11,758,975.24
50,689.58
0.00
0.00
12,104,295.53
5,762,129.52
493,414.14
0.00
0.00
0.00
0.00
0.00
5,268,715.38
106,007.17
0.00
17,479,018.08
3,813
3,763
0.9615083038
8.22786%
7.52336%
12.97207%
0.00
0.00
0.00
0.00
3,474,500.86
15
0
0.00
0.00
350,178.39
143,235.75
0.00
0.00
0.00
0.00
461,554,222.02
9,089,066.50
0.00
452,465,155.52
174,852.87
8,886,834.91
27,378.72
0.00
0.00
9,089,066.50
3,162,642.56
282,305.08
0.00
0.00
0.00
0.00
0.00
2,880,337.48
100,886.29
0.00
12,070,290.27
2,470
2,431
0.9637130111
8.22259%
7.48865%
12.91731%
0.00
0.00
0.00
0.00
3,122,500.86
14
0
0.00
0.00
192,314.37
89,990.71
0.00
0.00
0.00
0.00
378,873,366.02
3,015,229.03
0.00
375,858,136.99
119,777.84
2,872,140.33
23,310.86
0.00
0.00
3,015,229.03
2,599,486.96
211,109.06
0.00
0.00
0.00
0.00
0.00
2,388,377.90
5,120.88
0.00
5,408,727.81
1,343
1,332
0.9588675795
8.23429%
7.56565%
13.03878%
0.00
0.00
0.00
0.00
352,000.00
1
0
0.00
0.00
157,864.02
53,245.04
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
842 52,300,316.81 6.31% 638 37,666,677.63 8.32% 204 14,633,639.18 3.89%
100K to 199.99K
1,160 174,647,756.56 21.08% 811 123,118,346.82 27.21% 349 51,529,409.74 13.71%
200K to 299.99K
815 203,571,184.03 24.58% 570 142,454,297.96 31.48% 245 61,116,886.07 16.26%
300K to 399.99K
522 181,090,612.51 21.86% 352 122,375,103.68 27.05% 170 58,715,508.83 15.62%
400K to 499.99K
236 105,376,646.70 12.72% 51 21,893,736.34 4.84% 185 83,482,910.36 22.21%
500K to 599.99K
137 74,469,934.19 8.99% 8 4,324,498.63 0.96% 129 70,145,435.56 18.66%
600K to 699.99K
31 20,041,730.98 2.42% 1 632,494.46 0.14% 30 19,409,236.52 5.16%
700K to 799.99K
12 8,918,833.80 1.08% 0 0.00 0.00% 12 8,918,833.80 2.37%
800K to 899.99K
5 4,117,761.23 0.50% 0 0.00 0.00% 5 4,117,761.23 1.10%
900K to 999.99K
1 920,000.00 0.11% 0 0.00 0.00% 1 920,000.00 0.24%
1100K to 1199.99K
1 1,190,000.00 0.14% 0 0.00 0.00% 1 1,190,000.00 0.32%
1600K to 1699.99K
1 1,678,515.70 0.20% 0 0.00 0.00% 1 1,678,515.70 0.45%
Total
3,763
828,323,292.51
100.00%
2,431
452,465,155.52
100.00%
1,332
375,858,136.99
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1100K to 1199.99K 1600K to 1699.99K
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.50% - 5.99%
21 6,101,705.60 0.74% 17 4,614,265.81 1.02% 4 1,487,439.79 0.40%
6.00% - 6.49%
38 12,313,316.26 1.49% 26 6,865,046.85 1.52% 12 5,448,269.41 1.45%
6.50% - 6.99%
342 102,338,917.42 12.35% 194 47,828,581.31 10.57% 148 54,510,336.11 14.50%
7.00% - 7.49%
421 113,854,824.90 13.75% 259 59,629,272.23 13.18% 162 54,225,552.67 14.43%
7.50% - 7.99%
709 189,140,804.30 22.83% 449 102,094,737.16 22.56% 260 87,046,067.14 23.16%
8.00% - 8.49%
455 105,462,800.46 12.73% 320 65,726,557.79 14.53% 135 39,736,242.67 10.57%
8.50% - 8.99%
545 127,009,608.90 15.33% 390 78,881,587.14 17.43% 155 48,128,021.76 12.80%
9.00% - 9.49%
312 64,541,787.33 7.79% 227 40,928,098.74 9.05% 85 23,613,688.59 6.28%
9.50% - 9.99%
233 43,377,610.20 5.24% 112 17,118,650.28 3.78% 121 26,258,959.92 6.99%
10.00% - 10.49%
139 19,226,424.65 2.32% 72 7,980,713.11 1.76% 67 11,245,711.54 2.99%
10.50% - 10.99%
142 17,067,613.42 2.06% 69 5,237,918.51 1.16% 73 11,829,694.91 3.15%
11.00% - 11.49%
105 8,741,901.71 1.06% 61 3,313,351.36 0.73% 44 5,428,550.35 1.44%
11.50% - 11.99%
167 11,437,061.20 1.38% 119 6,388,466.81 1.41% 48 5,048,594.39 1.34%
12.00% - 12.49%
99 5,656,171.49 0.68% 87 4,412,767.52 0.98% 12 1,243,403.97 0.33%
12.50% - 12.99%
35 2,052,744.67 0.25% 29 1,445,140.90 0.32% 6 607,603.77 0.16%
Total
3,763
828,323,292.51
100.00%
2,431
452,465,155.52
100.00%
1,332
375,858,136.99
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.22%
Group 2 Weighted Average Rate: 8.23%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4.00% - 4.99%
349 102,264,556.66 15.90% 224 49,899,853.62 14.26% 125 52,364,703.04 17.85%
5.00% - 5.99%
1,302 330,668,881.87 51.41% 886 193,264,707.92 55.25% 416 137,404,173.95 46.83%
6.00% - 6.99%
872 210,263,856.16 32.69% 518 106,651,376.39 30.49% 354 103,612,479.77 35.32%
Total
2,523
643,197,294.69
100.00%
1,628
349,815,937.93
100.00%
895
293,381,356.76
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.79%
Group 2 Weighted Average Margin: 5.78%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.99%
21 6,101,705.60 0.95% 17 4,614,265.81 1.32% 4 1,487,439.79 0.51%
6.00% - 6.99%
230 73,428,720.56 11.42% 143 35,455,670.79 10.14% 87 37,973,049.77 12.94%
7.00% - 7.99%
827 233,802,255.24 36.35% 534 123,483,678.31 35.30% 293 110,318,576.93 37.60%
8.00% - 8.99%
821 199,869,990.65 31.07% 592 123,968,157.21 35.44% 229 75,901,833.44 25.87%
9.00% - 9.99%
460 99,631,099.56 15.49% 286 52,865,342.48 15.11% 174 46,765,757.08 15.94%
10.00% - 10.99%
139 26,353,035.68 4.10% 48 8,299,628.72 2.37% 91 18,053,406.96 6.15%
11.00% - 11.99%
20 3,522,465.64 0.55% 5 869,427.44 0.25% 15 2,653,038.20 0.90%
12.00% - 12.99%
5 488,021.76 0.08% 3 259,767.17 0.07% 2 228,254.59 0.08%
Total
2,523
643,197,294.69
100.00%
1,628
349,815,937.93
100.00%
895
293,381,356.76
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.15%
Group 2 Weighted Average Lifetime Rate Floor: 8.24%

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
12.00% - 12.99%
21 6,101,705.60 0.95% 17 4,614,265.81 1.32% 4 1,487,439.79 0.51%
13.00% - 13.99%
230 73,428,720.56 11.42% 143 35,455,670.79 10.14% 87 37,973,049.77 12.94%
14.00% - 14.99%
827 233,802,255.24 36.35% 534 123,483,678.31 35.30% 293 110,318,576.93 37.60%
15.00% - 15.99%
821 199,869,990.65 31.07% 592 123,968,157.21 35.44% 229 75,901,833.44 25.87%
16.00% - 16.99%
460 99,631,099.56 15.49% 286 52,865,342.48 15.11% 174 46,765,757.08 15.94%
17.00% - 17.99%
139 26,353,035.68 4.10% 48 8,299,628.72 2.37% 91 18,053,406.96 6.15%
18.00% - 18.99%
20 3,522,465.64 0.55% 5 869,427.44 0.25% 15 2,653,038.20 0.90%
19.00% - 19.99%
5 488,021.76 0.08% 3 259,767.17 0.07% 2 228,254.59 0.08%
Total
2,523
643,197,294.69
100.00%
1,628
349,815,937.93
100.00%
895
293,381,356.76
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 15.15%
Group 2 Weighted Average Lifetime Rate Ceiling: 15.24%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
2,523 643,197,294.69 100.00% 1,628 349,815,937.93 100.00% 895 293,381,356.76 100.00%
Total
2,523
643,197,294.69
100.00%
1,628
349,815,937.93
100.00%
895
293,381,356.76
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
2,523 643,197,294.69 100.00% 1,628 349,815,937.93 100.00% 895 293,381,356.76 100.00%
Total
2,523
643,197,294.69
100.00%
1,628
349,815,937.93
100.00%
895
293,381,356.76
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6 Month LIBOR
2,523 643,197,294.69 100.00% 1,628 349,815,937.93 100.00% 895 293,381,356.76 100.00%
Total
2,523
643,197,294.69
100.00%
1,628
349,815,937.93
100.00%
895
293,381,356.76
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
223 56,575,800.91 6.83% 136 30,193,770.84 6.67% 87 26,382,030.07 7.02%
3 Units
24 8,237,162.24 0.99% 16 4,836,246.80 1.07% 8 3,400,915.44 0.90%
4 Units
10 3,603,326.20 0.44% 7 2,920,772.88 0.65% 3 682,553.32 0.18%
Condominium
273 48,926,599.20 5.91% 192 28,865,065.85 6.38% 81 20,061,533.35 5.34%
Planned Unit Development
463 110,999,125.45 13.40% 276 53,413,654.99 11.81% 187 57,585,470.46 15.32%
Single Family
2,770 599,981,278.51 72.43% 1,804 332,235,644.16 73.43% 966 267,745,634.35 71.24%
Total
3,763
828,323,292.51
100.00%
2,431
452,465,155.52
100.00%
1,332
375,858,136.99
100.00%
Property Type
Type

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
3,763 828,323,292.51 100.00% 2,431 452,465,155.52 100.00% 1,332 375,858,136.99 100.00%
Total
3,763
828,323,292.51
100.00%
2,431
452,465,155.52
100.00%
1,332
375,858,136.99
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
2 75,825.82 0.01% 1 49,895.61 0.01% 1 25,930.21 0.01%
15.00%-19.99%
13 810,532.55 0.10% 10 576,031.53 0.13% 3 234,501.02 0.06%
20.00%-24.99%
504 32,369,171.29 3.91% 383 19,301,384.84 4.27% 121 13,067,786.45 3.48%
25.00%-29.99%
13 1,597,087.53 0.19% 11 1,182,424.47 0.26% 2 414,663.06 0.11%
30.00%-34.99%
17 2,170,363.54 0.26% 11 1,326,837.03 0.29% 6 843,526.51 0.22%
35.00%-39.99%
20 2,741,778.82 0.33% 15 2,283,938.75 0.50% 5 457,840.07 0.12%
40.00%-44.99%
29 4,711,671.14 0.57% 22 3,864,576.25 0.85% 7 847,094.89 0.23%
45.00%-49.99%
47 7,372,430.49 0.89% 41 6,621,258.76 1.46% 6 751,171.73 0.20%
50.00%-54.99%
62 11,737,991.89 1.42% 44 8,639,616.56 1.91% 18 3,098,375.33 0.82%
55.00%-59.99%
71 15,868,037.49 1.92% 52 12,029,749.18 2.66% 19 3,838,288.31 1.02%
60.00%-64.99%
114 24,977,878.41 3.02% 74 16,007,390.82 3.54% 40 8,970,487.59 2.39%
65.00%-69.99%
149 34,198,297.06 4.13% 105 23,346,855.38 5.16% 44 10,851,441.68 2.89%
70.00%-74.99%
188 43,258,905.69 5.22% 127 27,845,971.41 6.15% 61 15,412,934.28 4.10%
75.00%-79.99%
271 66,298,566.05 8.00% 173 40,246,098.29 8.89% 98 26,052,467.76 6.93%
80.00%-84.99%
1,069 269,976,371.84 32.59% 559 116,075,294.12 25.65% 510 153,901,077.72 40.95%
85.00%-89.99%
418 100,052,443.72 12.08% 298 63,245,655.11 13.98% 120 36,806,788.61 9.79%
90.00%-94.99%
478 129,827,943.94 15.67% 328 72,058,850.19 15.93% 150 57,769,093.75 15.37%
95.00%-99.99%
187 50,588,258.72 6.11% 129 29,013,111.08 6.41% 58 21,575,147.64 5.74%
100.0%-105.0%
110 29,644,893.24 3.58% 47 8,705,372.86 1.92% 63 20,939,520.38 5.57%
5.00%- 9.99%
1 44,843.28 0.01% 1 44,843.28 0.01% 0 0.00 0.00%
Total
3,763
828,323,292.51
100.00%
2,431
452,465,155.52
100.00%
1,332
375,858,136.99
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Group 2 Weighted Average LTV: 80
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
37 4,029,558.71 0.49% 19 2,264,652.48 0.50% 18 1,764,906.23 0.47%
217 - 240
22 2,607,485.52 0.31% 15 1,534,902.47 0.34% 7 1,072,583.05 0.29%
337 - 360
2,501 504,605,572.51 60.92% 1,561 255,130,627.62 56.39% 940 249,474,944.89 66.37%
457 - 480
1,203 317,080,675.77 38.28% 836 193,534,972.95 42.77% 367 123,545,702.82 32.87%
Total
3,763
828,323,292.51
100.00%
2,431
452,465,155.52
100.00%
1,332
375,858,136.99
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 406
Group 2 Weighted Average Remaining Amortization Months: 394

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
530 35,751,853.54 4.32% 393 21,157,836.11 4.68% 137 14,594,017.43 3.88%
217 - 240
22 2,607,485.52 0.31% 15 1,534,902.47 0.34% 7 1,072,583.05 0.29%
337 - 360
3,211 789,963,953.45 95.37% 2,023 429,772,416.94 94.98% 1,188 360,191,536.51 95.83%
Total
3,763
828,323,292.51
100.00%
2,431
452,465,155.52
100.00%
1,332
375,858,136.99
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 347
Group 2 Weighted Average Remaining Months: 349
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
37 4,029,558.71 0.49% 19 2,264,652.48 0.50% 18 1,764,906.23 0.47%
217 - 240
22 2,607,485.52 0.31% 15 1,534,902.47 0.34% 7 1,072,583.05 0.29%
337 - 360
2,501 504,605,572.51 60.92% 1,561 255,130,627.62 56.39% 940 249,474,944.89 66.37%
457 - 480
1,203 317,080,675.77 38.28% 836 193,534,972.95 42.77% 367 123,545,702.82 32.87%
Total
3,763
828,323,292.51
100.00%
2,431
452,465,155.52
100.00%
1,332
375,858,136.99
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 410
Group 2 Weighted Average Original Amortization Months: 398
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
530 35,751,853.54 4.32% 393 21,157,836.11 4.68% 137 14,594,017.43 3.88%
217 - 240
22 2,607,485.52 0.31% 15 1,534,902.47 0.34% 7 1,072,583.05 0.29%
337 - 360
3,211 789,963,953.45 95.37% 2,023 429,772,416.94 94.98% 1,188 360,191,536.51 95.83%
Total
3,763
828,323,292.51
100.00%
2,431
452,465,155.52
100.00%
1,332
375,858,136.99
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 351
Group 2 Weighted Average Original Remaining Months: 353

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALASKA
13 2,495,466.66 0.30% 12 2,256,231.98 0.50% 1 239,234.68 0.06%
ARIZONA
279 48,679,317.20 5.88% 192 30,182,677.23 6.67% 87 18,496,639.97 4.92%
ARKANSAS
4 204,801.53 0.02% 3 158,558.67 0.04% 1 46,242.86 0.01%
CALIFORNIA
1,118 336,497,548.27 40.62% 640 157,898,814.93 34.90% 478 178,598,733.34 47.52%
COLORADO
32 5,519,936.60 0.67% 27 4,212,874.07 0.93% 5 1,307,062.53 0.35%
CONNECTICUT
51 8,036,115.48 0.97% 34 4,911,646.42 1.09% 17 3,124,469.06 0.83%
DELAWARE
7 1,538,581.40 0.19% 7 1,538,581.40 0.34% 0 0.00 0.00%
DISTRICT OF COLUMBIA
19 4,988,071.85 0.60% 10 1,933,241.90 0.43% 9 3,054,829.95 0.81%
FLORIDA
350 63,441,050.64 7.66% 229 37,208,947.27 8.22% 121 26,232,103.37 6.98%
GEORGIA
53 7,084,353.69 0.86% 41 5,328,758.64 1.18% 12 1,755,595.05 0.47%
HAWAII
57 19,046,606.72 2.30% 32 9,214,247.70 2.04% 25 9,832,359.02 2.62%
IDAHO
13 1,900,808.60 0.23% 8 1,039,363.27 0.23% 5 861,445.33 0.23%
ILLINOIS
319 58,942,107.83 7.12% 230 37,844,369.02 8.36% 89 21,097,738.81 5.61%
INDIANA
29 2,626,685.30 0.32% 23 2,105,735.37 0.47% 6 520,949.93 0.14%
IOWA
5 262,272.72 0.03% 3 178,429.00 0.04% 2 83,843.72 0.02%
KANSAS
6 1,095,909.69 0.13% 4 590,550.86 0.13% 2 505,358.83 0.13%
KENTUCKY
6 579,180.05 0.07% 5 524,289.01 0.12% 1 54,891.04 0.01%
LOUISIANA
4 470,700.42 0.06% 3 304,518.31 0.07% 1 166,182.11 0.04%
MAINE
3 317,485.13 0.04% 3 317,485.13 0.07% 0 0.00 0.00%
MARYLAND
145 34,029,247.91 4.11% 98 20,486,801.33 4.53% 47 13,542,446.58 3.60%
MASSACHUSETTS
14 3,495,474.04 0.42% 9 1,960,913.13 0.43% 5 1,534,560.91 0.41%
MICHIGAN
113 12,909,353.72 1.56% 82 8,995,398.92 1.99% 31 3,913,954.80 1.04%
MINNESOTA
75 12,450,858.76 1.50% 65 9,981,629.10 2.21% 10 2,469,229.66 0.66%
MISSISSIPPI
1 28,445.35 0.00% 0 0.00 0.00% 1 28,445.35 0.01%
MISSOURI
40 4,227,231.00 0.51% 24 2,190,933.32 0.48% 16 2,036,297.68 0.54%
MONTANA
4 813,959.10 0.10% 2 309,377.75 0.07% 2 504,581.35 0.13%
NEBRASKA
1 151,928.08 0.02% 1 151,928.08 0.03% 0 0.00 0.00%
NEVADA
86 17,662,326.29 2.13% 58 10,520,853.23 2.33% 28 7,141,473.06 1.90%
NEW HAMPSHIRE
2 635,694.49 0.08% 2 635,694.49 0.14% 0 0.00 0.00%
NEW JERSEY
123 32,913,917.80 3.97% 77 18,310,817.43 4.05% 46 14,603,100.37 3.89%
NEW MEXICO
16 1,911,140.98 0.23% 12 1,528,158.03 0.34% 4 382,982.95 0.10%
NEW YORK
170 51,262,173.21 6.19% 81 21,706,064.51 4.80% 89 29,556,108.70 7.86%
NORTH CAROLINA
18 2,364,851.34 0.29% 14 1,598,203.08 0.35% 4 766,648.26 0.20%
OHIO
64 6,872,945.50 0.83% 42 4,268,026.55 0.94% 22 2,604,918.95 0.69%
OKLAHOMA
8 458,474.97 0.06% 4 214,855.35 0.05% 4 243,619.62 0.06%
OREGON
64 12,121,489.46 1.46% 47 7,884,013.41 1.74% 17 4,237,476.05 1.13%
PENNSYLVANIA
90 11,030,844.77 1.33% 52 6,404,217.73 1.42% 38 4,626,627.04 1.23%
RHODE ISLAND
10 1,596,446.71 0.19% 6 783,434.90 0.17% 4 813,011.81 0.22%
SOUTH CAROLINA
7 1,407,949.62 0.17% 2 202,721.55 0.04% 5 1,205,228.07 0.32%
SOUTH DAKOTA
2 181,616.89 0.02% 0 0.00 0.00% 2 181,616.89 0.05%
TENNESSEE
22 2,224,564.47 0.27% 16 1,507,517.80 0.33% 6 717,046.67 0.19%
TEXAS
46 5,026,344.95 0.61% 27 2,348,229.78 0.52% 19 2,678,115.17 0.71%
UTAH
75 10,680,795.15 1.29% 57 6,933,409.76 1.53% 18 3,747,385.39 1.00%
VIRGINIA
47 9,559,036.58 1.15% 35 6,510,474.09 1.44% 12 3,048,562.49 0.81%
WASHINGTON
98 21,340,599.40 2.58% 73 14,292,754.38 3.16% 25 7,047,845.02 1.88%
WEST VIRGINIA
5 533,247.26 0.06% 5 533,247.26 0.12% 0 0.00 0.00%
WISCONSIN
44 5,918,710.83 0.71% 30 3,811,921.92 0.84% 14 2,106,788.91 0.56%
WYOMING
5 786,624.10 0.09% 4 644,238.46 0.14% 1 142,385.64 0.04%
Total
3,763
828,323,292.51
100.00%
2,431
452,465,155.52
100.00%
1,332
375,858,136.99
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
ILLINOIS
FLORIDA
ARIZONA
NEW YORK
MARYLAND
NEW JERSEY
WASHINGTON
NEVADA
MINNESOTA
HAWAII
MICHIGAN
OREGON
UTAH
VIRGINIA
PENNSYLVANIA
GEORGIA
CONNECTICUT
OHIO
COLORADO
WISCONSIN
TEXAS
ALASKA
MISSOURI
INDIANA
MASSACHUSETTS
DISTRICT OF
COLUMBIA
NORTH CAROLINA
DELAWARE
NEW MEXICO
TENNESSEE
IDAHO
RHODE ISLAND
WYOMING
NEW HAMPSHIRE
KANSAS
WEST VIRGINIA
KENTUCKY
MAINE
MONTANA
LOUISIANA
OKLAHOMA
SOUTH CAROLINA
IOWA
ARKANSAS
NEBRASKA
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
CALIFORNIA
NEW YORK
FLORIDA
ILLINOIS
ARIZONA
NEW JERSEY
MARYLAND
HAWAII
NEVADA
WASHINGTON
PENNSYLVANIA
OREGON
MICHIGAN
UTAH
CONNECTICUT
DISTRICT OF
COLUMBIA
VIRGINIA
TEXAS
OHIO
MINNESOTA
WISCONSIN
MISSOURI
GEORGIA
MASSACHUSETTS
COLORADO
SOUTH CAROLINA
IDAHO
RHODE ISLAND
NORTH CAROLINA
TENNESSEE
INDIANA
KANSAS
MONTANA
NEW MEXICO
OKLAHOMA
ALASKA
SOUTH DAKOTA
LOUISIANA
WYOMING
IOWA
KENTUCKY
ARKANSAS
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,578
782,405,918.62
94.49%
782,692,141.96
128
31,958,677.80
3.86%
31,983,865.53
54
13,289,172.73
1.60%
13,303,971.05
1
373,737.22
0.05%
374,250.00
0
0.00
0.00%
0.00
3,761
828,027,506.37
828,354,228.54
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
139,866.86
100.00%
139,900.51
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
139,866.86
139,900.51
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
155,919.28
100.00%
156,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
155,919.28
156,000.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,579
782,545,785.48
94.47%
782,832,042.47
128
31,958,677.80
3.86%
31,983,865.53
55
13,445,092.01
1.62%
13,459,971.05
1
373,737.22
0.05%
374,250.00
0
0.00
0.00%
0.00
3,763
828,323,292.51
100.00%
828,650,129.05
All Groups
Current
30 - 59
days
60 - 89
days
90 - 120
days
Current 94.5%
30 - 59 days 3.9%
60 - 89 days 1.6%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,330
433,880,857.18
95.92%
434,052,213.15
70
13,004,352.48
2.88%
13,016,454.40
30
5,440,079.00
1.20%
5,446,180.27
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,430
452,325,288.66
452,514,847.82
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
139,866.86
100.00%
139,900.51
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
139,866.86
139,900.51
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,331
434,020,724.04
95.92%
434,192,113.66
70
13,004,352.48
2.87%
13,016,454.40
30
5,440,079.00
1.20%
5,446,180.27
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,431
452,465,155.52
100.00%
452,654,748.33
Group 1
Current
30 - 59 days
60 - 89 days
Current 95.9%
30 - 59 days 2.9%
60 - 89 days 1.2%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,248
348,525,061.44
92.77%
348,639,928.81
58
18,954,325.32
5.05%
18,967,411.13
24
7,849,093.73
2.09%
7,857,790.78
1
373,737.22
0.10%
374,250.00
0
0.00
0.00%
0.00
1,331
375,702,217.71
375,839,380.72
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
155,919.28
100.00%
156,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
155,919.28
156,000.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,248
348,525,061.44
92.73%
348,639,928.81
58
18,954,325.32
5.04%
18,967,411.13
25
8,005,013.01
2.13%
8,013,790.78
1
373,737.22
0.10%
374,250.00
0
0.00
0.00%
0.00
1,332
375,858,136.99
100.00%
375,995,380.72
Group 2
Current
30 - 59 days
60 - 89 days
90 - 120 days
Current 92.7%
30 - 59 days 5.0%
60 - 89 days 2.1%
90 - 120 days 0.1%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
128 31,958,677.80 70.05% 54 13,289,172.73 29.13% 1 373,737.22 0.82% 0 0.00 0.00%
183
45,621,587.75
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 1 155,919.28 100.00% 0 0.00 0.00% 0 0.00 0.00%
1
155,919.28
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
128
31,958,677.80
69.81%
55
13,445,092.01
29.37%
1
373,737.22
0.82%
0
0.00
0.00%
184
45,777,507.03
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
70 13,004,352.48 70.51% 30 5,440,079.00 29.49% 0 0.00 0.00% 0 0.00 0.00%
100
18,444,431.48
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
70
13,004,352.48
70.51%
30
5,440,079.00
29.49%
0
0.00
0.00%
0
0.00
0.00%
100
18,444,431.48
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
58 18,954,325.32 69.74% 24 7,849,093.73 28.88% 1 373,737.22 1.38% 0 0.00 0.00%
83
27,177,156.27
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 1 155,919.28 100.00% 0 0.00 0.00% 0 0.00 0.00%
1
155,919.28
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
58
18,954,325.32
69.35%
25
8,005,013.01
29.29%
1
373,737.22
1.37%
0
0.00
0.00%
84
27,333,075.55
100.00%
Group 2
28.41
11.88
0.00
0.00
41.41
17.49
0.82
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
45
Group 1
Group 2
0
5
10
15
20
25
30
35
40
45
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
40.29
0.00
0.00
0.00
59.37
0.00
0.34
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
November 2006
December 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
1 373,944.43 69 18,021,745.91 128 31,958,677.80
60 - 89 days
0 0.00 1 438,968.91 55 13,445,092.01
90 - 120 days
0 0.00 0 0.00 1 373,737.22
Bankruptcy
0 0.00 1 139,900.51 1 139,866.86
Foreclosure
0 0.00 0 0.00 1 155,919.28
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
10.00M
20.00M
30.00M
40.00M
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
10.00M
20.00M
30.00M
40.00M
12
/1
/2
00
6
Balance ($)
90 - 120 days
0.00M
10.00M
20.00M
30.00M
40.00M
12
/1
/2
00
6
Balance ($)
Foreclosure
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
November 2006
December 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
39 7,796,705.94 70 13,004,352.48
60 - 89 days
0 0.00 30 5,440,079.00
Bankruptcy
1 139,900.51 1 139,866.86
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
12
/1
/2
00
6
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
Bankrupcty

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
November 2006
December 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
1 373,944.43 30 10,225,039.97 58 18,954,325.32
60 - 89 days
0 0.00 1 438,968.91 25 8,005,013.01
90 - 120 days
0 0.00 0 0.00 1 373,737.22
Foreclosure
0 0.00 0 0.00 1 155,919.28
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
12
/1
/2
00
6
Balance ($)
90 - 120 days
0M
10M
20M
30M
40M
12
/1
/2
00
6
Balance ($)
Foreclosure

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Group 1
Group 2
Total
Current
20.87%
8,914,213.63
8.80%
2,895,451.19
15.62%
11,809,664.82
3 Month
13.35% 15.15% 14.17%
Life CPR
13.35% 15.15% 14.17%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
3 Month
0.00% 0.00% 0.00%
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2006 11/1/2006 12/1/2006
Group 1
Group 2
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
10/1/2006 11/1/2006 12/1/2006
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2006 11/1/2006 12/1/2006
Group 1
Group 2
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
10/1/2006 11/1/2006 12/1/2006
Group 1
Group 2
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 1
1 139,866.86 100.00%
TOTAL:
1
139,866.86
100.00%
GROUP 1
GROUP 1 100.0%
Total:
100.0%
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121827844 140,000.00 139,866.86 8.68% 12/01/2006 360
Total:
1
139,866.86
140,000.00

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Foreclosure
Count
Balance ($)
%
GROUP 2
1 155,919.28 100.00%
TOTAL:
1
155,919.28
100.00%
GROUP 2
GROUP 2 100.0%
Total:
100.0%
GROUP 2
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121857684 156,000.00 155,919.28 10.70% 09/01/2006 360
Total:
1
155,919.28
156,000.00

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
39 8,901,150.00 8,886,834.91 0.00 461,554,222.02
GROUP 2
11 3,009,608.00 2,872,140.33 0.00 378,873,366.02
TOTAL:
50
11,910,758.00
11,758,975.24
0.00
1.93%
98.07%
1
0.76%
99.24%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121819544 103,920.00 103,757.11 103,701.97 0.00 0.00 0.00 Voluntary PIF
11/29/2006
55.14 9.250%
0.00
121819569 25,980.00 25,956.71 25,948.79 0.00 0.00 0.00 Voluntary PIF
11/29/2006
7.92 11.850%
0.00
121821235 183,000.00 182,527.40 182,407.21 0.00 0.00 0.00 Voluntary PIF
12/12/2006
120.19 8.240%
0.00
121821565 30,400.00 30,370.57 30,360.57 0.00 0.00 0.00 Voluntary PIF
12/07/2006
10.00 11.500%
0.00
121825764 273,000.00 272,835.12 272,779.31 0.00 0.00 0.00 Voluntary PIF
12/06/2006
55.81 9.225%
0.00
121827794 80,000.00 79,803.08 79,736.67 0.00 0.00 0.00 Voluntary PIF
11/21/2006
66.41 7.025%
0.00
121827935 230,000.00 229,671.24 229,560.13 0.00 0.00 0.00 Voluntary PIF
11/08/2006
111.11 9.700%
0.00
121828156 285,600.00 285,133.33 284,975.42 0.00 0.00 0.00 Voluntary PIF
11/29/2006
157.91 9.050%
0.00
121829964 167,000.00 166,605.26 166,472.59 0.00 0.00 0.00 Voluntary PIF
12/12/2006
132.67 7.250%
4,828.75
121830905 144,000.00 143,853.71 143,816.49 0.00 0.00 0.00 Voluntary PIF
12/11/2006
37.22 8.450%
4,864.13
121832414 382,500.00 382,118.11 381,989.22 0.00 0.00 0.00 Voluntary PIF
12/06/2006
128.89 7.500%
11,460.68
121832752 75,600.00 75,208.05 75,158.56 0.00 0.00 0.00 Voluntary PIF
12/14/2006
49.49 8.400%
0.00
121833115 190,000.00 189,496.51 189,326.90 0.00 0.00 0.00 Voluntary PIF
11/16/2006
169.61 6.650%
5,048.45
121833180 100,000.00 99,948.40 99,930.92 0.00 0.00 0.00 Voluntary PIF
11/29/2006
17.48 9.750%
3,898.33
121834873 400,000.00 400,000.00 400,000.00 0.00 0.00 0.00 Voluntary PIF
12/05/2006
0.00 7.800%
12,480.00
121835375 110,250.00 110,067.58 110,005.86 0.00 0.00 0.00 Voluntary PIF
12/13/2006
61.72 8.990%
3,959.14
121842033 349,200.00 348,447.54 348,203.48 0.00 0.00 0.00 Voluntary PIF
12/06/2006
244.06 7.900%
0.00
121842116 382,000.00 381,718.34 381,623.12 0.00 0.00 0.00 Voluntary PIF
11/13/2006
95.22 8.550%
0.00
121844526 332,000.00 331,779.17 331,704.47 0.00 0.00 0.00 Voluntary PIF
12/01/2006
74.70 8.900%
11,809.37
121846026 340,000.00 339,786.87 339,714.75 0.00 0.00 0.00 Voluntary PIF
11/22/2006
72.12 9.100%
0.00
121846356 451,250.00 450,527.85 450,283.45 0.00 0.00 0.00 Voluntary PIF
12/01/2006
244.40 9.150%
0.00
121852099 112,000.00 111,891.01 111,854.22 0.00 0.00 0.00 Voluntary PIF
11/30/2006
36.79 7.590%
3,396.18
121852107 365,000.00 365,000.00 365,000.00 0.00 0.00 0.00 Voluntary PIF
11/15/2006
0.00 9.700%
0.00

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121852693 275,500.00 275,017.74 274,939.98 0.00 0.00 0.00 Voluntary PIF
11/30/2006
77.76 8.200%
0.00
121852941 234,000.00 233,803.66 233,753.64 0.00 0.00 0.00 Voluntary PIF
11/15/2006
50.02 9.100%
0.00
121857122 257,950.00 257,940.00 257,940.00 0.00 0.00 0.00 Voluntary PIF
11/17/2006
0.00 7.400%
0.00
121857619 71,250.00 71,200.82 71,184.66 0.00 0.00 0.00 Voluntary PIF
12/08/2006
16.16 8.875%
0.00
121857643 173,850.00 173,850.00 173,850.00 0.00 0.00 0.00 Voluntary PIF
11/28/2006
0.00 8.400%
0.00
121860472 138,900.00 138,742.56 138,689.13 0.00 0.00 0.00 Voluntary PIF
12/01/2006
53.43 10.775%
0.00
121861439 300,000.00 299,529.80 299,370.65 0.00 0.00 0.00 Voluntary PIF
12/01/2006
159.15 9.250%
0.00
121862429 255,000.00 254,806.23 254,757.08 0.00 0.00 0.00 Voluntary PIF
11/28/2006
49.15 9.450%
0.00
121864342 366,000.00 365,611.64 365,512.86 0.00 0.00 0.00 Voluntary PIF
11/29/2006
98.78 8.300%
12,139.15
121868525 390,000.00 389,136.44 388,916.49 0.00 0.00 0.00 Voluntary PIF
11/13/2006
219.95 8.990%
0.00
121868533 352,000.00 351,242.31 350,986.49 0.00 0.00 0.00 Voluntary PIF
12/01/2006
255.82 7.700%
0.00
121871610 180,000.00 179,656.77 179,540.78 0.00 0.00 0.00 Voluntary PIF
11/30/2006
115.99 8.300%
5,966.54
121872147 152,000.00 151,659.45 151,544.51 0.00 0.00 0.00 Voluntary PIF
11/23/2006
114.94 7.500%
0.00
121875389 310,000.00 309,731.01 309,640.15 0.00 0.00 0.00 Voluntary PIF
11/21/2006
90.86 7.990%
9,900.46
121875470 200,000.00 199,860.94 199,813.91 0.00 0.00 0.00 Voluntary PIF
12/06/2006
47.03 8.750%
6,991.86
121875702 132,000.00 131,880.75 131,840.48 0.00 0.00 0.00 Voluntary PIF
11/28/2006
40.27 7.850%
4,143.25
Total:
39
8,901,150.00
8,890,173.08
3,338.17
8,886,834.91
0.00
0.00
0.00
100,886.29
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121822688 195,000.00 194,739.03 194,650.59 0.00 0.00 0.00 Voluntary PIF
11/21/2006
88.44 10.000%
0.00
121828263 523,958.00 523,958.00 523,958.00 0.00 0.00 0.00 Voluntary PIF
11/24/2006
0.00 9.000%
0.00
121834519 302,800.00 302,268.07 302,088.18 0.00 0.00 0.00 Voluntary PIF
11/23/2006
179.89 8.700%
0.00
121835862 576,000.00 575,562.74 575,414.93 0.00 0.00 0.00 Voluntary PIF
11/29/2006
147.81 8.450%
0.00
121841274 368,000.00 367,703.86 367,603.78 0.00 0.00 0.00 Voluntary PIF
11/28/2006
100.08 8.250%
0.00
121845283 101,000.00 100,940.59 100,910.44 0.00 0.00 0.00 Voluntary PIF
12/05/2006
30.15 11.900%
0.00
121847990 98,250.00 98,117.81 98,073.01 0.00 0.00 0.00 Voluntary PIF
11/28/2006
44.80 9.975%
0.00
121849020 352,000.00 352,000.00 352,000.00 0.00 0.00 0.00 Voluntary PIF
11/29/2006
0.00 8.850%
5,120.88
121853956 112,000.00 111,854.82 111,805.61 0.00 0.00 0.00 Voluntary PIF
11/29/2006
49.21 10.150%
0.00
121855159 200,600.00 200,212.79 200,081.94 0.00 0.00 0.00 Voluntary PIF
12/01/2006
130.85 8.240%
0.00
121867006 180,000.00 45,553.85 45,553.85 0.00 0.00 0.00 Voluntary PIF
11/07/2006
0.00 8.850%
0.00
Total:
11
3,009,608.00
2,872,911.56
771.23
2,872,140.33
0.00
0.00
0.00
5,120.88

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #